Net Loss per Share - Additional Information (Detail) - shares	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Preferred shares [Member]
Net Loss per Share [Line Items]
Anti dilutive securities excluded in calculation of earnings per share		6,814,815
Options for purchase of ordinary shares [Member]
Net Loss per Share [Line Items]
Anti dilutive securities excluded in calculation of earnings per share	6,637,830	8,436,900